Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

	Owned Assets					Right-of- use lease assets
(millions)	Network assets	Buildings and leasehold improvements	Computer equipment, furniture, and other	Assets under construction	Total	Buildings	Total
At cost
As at January 1, 2023	$49	$138	$257	$33	$477	$385	$862
Additions	3	3	19	54	79	92	171
Additions from acquisition	—	10	5	—	15	19	34
Dispositions, retirements and other	—	(1)	(9)	—	(10)	(13)	(23)
Transfers	7	8	35	(50)	—	—	—
Foreign exchange	—	1	1	—	2	4	6
As at December 31, 2023	$59	$159	$308	$37	$563	$487	$1,050
Additions	4	3	19	46	72	22	94
Dispositions, retirements and other	(10)	—	(43)	—	(53)	(22)	(75)
Transfers	5	10	31	(46)	—	—	—
Foreign exchange	(3)	(2)	(3)	—	(8)	(8)	(16)
As at December 31, 2024	$55	$170	$312	$37	$574	$479	$1,053

Accumulated depreciation
As at January 1, 2023	$31	$53	$160	$—	$244	$169	413
Depreciation	8	22	46	—	76	65	141
Dispositions, retirements and other	—	(1)	(9)	—	(10)	(13)	(23)
Foreign exchange	—	1	—	—	1	1	2
As at December 31, 2023	$39	$75	$197	$—	$311	$222	$533
Depreciation	9	19	52	—	80	64	144
Dispositions, retirements and other	(10)	—	(43)	—	(53)	(17)	(70)
Foreign exchange	(1)	—	(1)	—	(2)	(8)	(10)
As at December 31, 2024	$37	$94	$205	$—	$336	$261	$597
Net Book Value
As at December 31, 2023	$20	$84	$111	$37	$252	$265	$517
As at December 31, 2024	$18	$76	$107	$37	$238	$218	$456